Acquisition of Additional Interest in the Soto Norte Project - Schedule of Soto Norte Changes in Carrying Amount of Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Asset Acquistion [Line Items]
Company’s share of the loss from the associate	$ 28,015	$ 12,624
Soto Norte
Disclosure Of Asset Acquistion [Line Items]
Beginning balance	$ 0	108,527
Company’s share of the loss from the associate		(2,811)
Cash contributions to Soto Norte		2,647
Reclassification of investment		(108,363)
Ending balance		$ 0